Fair Value Measurements - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cash And Securities Held In Trust Account [Line Items]
Cash and securities held in Trust Account	$ 277,658,548	$ 276,115,444
Minimum [Member]
Cash And Securities Held In Trust Account [Line Items]
Short term investments original maturity term	3 months	3 months
Maximum
Cash And Securities Held In Trust Account [Line Items]
Short term investments original maturity term	1 year	1 year
U.S. Money Market
Cash And Securities Held In Trust Account [Line Items]
Cash and securities held in Trust Account	$ 1,000	$ 979
U.S. Treasury Securities
Cash And Securities Held In Trust Account [Line Items]
Cash and securities held in Trust Account	$ 277,700,000	$ 276,114,465